Transactions with Related Parties	6 Months Ended
Jun. 30, 2026
Transactions/Investments with Related Parties [Abstract]
Transactions with related parties
2.
Transactions with related parties
a)
Altair
Travel
Agency
S.A.
(“Altair”):
The
Company
uses
the
services
of
an
affiliated
travel
agent, Altair,
which is controlled by
the Company’s CEO
Mrs. Semiramis Paliou.
Travel expenses for
the
six months ended June 30, 2026 and 2025
amounted to $
1,458
and $
1,426
, respectively,
and are mainly
included in vessel operating expenses in the accompanying unaudited interim consolidated statements of income. As of June 30, 2026 and December 31, 2025, an amount of $ 241 and $
89 , respectively, was due
to Altair, included in due to related parties in the accompanying consolidated balance sheets.
b)
Steamship Shipbroking Enterprises Inc. or
Steamship:
Steamship is a company controlled by
the
Company’s
CEO Mrs.
Semiramis Paliou.
Steamship provides
brokerage services
to
DSI for
a
fixed
monthly fee,
payable quarterly
in advance,
commissions for
sale and
purchase activities
and expenses,
pursuant
to
a
Brokerage
Services
Agreement.
For
the
six
months
ended
June
30,
2026
and
2025,
brokerage
fees,
including
commissions
and
other
expenses,
amounted
to
$
2,150
and
$
2,136 ,
respectively,
and
are
included
mainly
in
general
and
administrative
expenses
in
the
accompanying
unaudited
interim
consolidated
statements
of
income.
As
of
June
30,
2026,
and
December
31,
2025,
there
was
no
amount
due
to
Steamship.
On
March
30,
2026,
the
Company
and
DWM
entered
into
an
agreement
with
Steamship
whereby
certain
rights
and
obligations
relating
to
Fuel
EU
Maritime
compliance for
vessels managed
by the
Company and
DWM were
assigned to
Steamship. Pursuant
to
the
agreement,
the
Company
advanced
to
Steamship
$
335
for
settlement
of
FuelEU
penalties
due
in
2026.